INVENTORY	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
INVENTORY	INVENTORY

As at December 31
($ millions)	2020	2019
Crude oil and NGL	127	42
Materials, supplies and other	94	84
Total inventory	221	126